SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets (Details) ¥ in Thousands	36 Months Ended
Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for long-lived assets	¥ 0